Document And Entity Information	Dec. 09, 2021
Document Information [Line Items]
Entity, Registrant Name	OCULUS VISIONTECH INC.
Document, Type	8-K
Document, Period End Date	Dec. 09, 2021
Entity, Incorporation, State or Country Code	WY
Entity, File Number	000-29651
Entity, Tax Identification Number	06-1576391
Entity, Address, Address Line One	#507 – 837 West Hastings Street
Entity, Address, City or Town	Vancouver
Entity, Address, State or Province	BC
Entity, Address, Country	CA
Entity, Address, Postal Zip Code	V6C 3N6
City Area Code	604
Local Phone Number	685-1017
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001107280